Investment Objectives and Goals	Jul. 18, 2025
Pacer BlueStar Digital Entertainment ETF
Prospectus [Line Items]
Risk/Return [Heading]	Pacer BlueStar Digital Entertainment ETF
Pacer BlueStar Engineering the Future ETF
Prospectus [Line Items]
Risk/Return [Heading]	Pacer BlueStar Engineering the Future ETF
Pacer Solactive Whitney Future of Warfare ETF
Prospectus [Line Items]
Risk/Return [Heading]	Pacer Solactive Whitney Future of Warfare ETF